TRADE AND OTHER RECEIVABLES (CURRENT)	12 Months Ended
Jun. 30, 2022
Trade And Other Receivables
TRADE AND OTHER RECEIVABLES (CURRENT)

12. TRADE AND OTHER RECEIVABLES (CURRENT)

	2022 $	2021 $
Trade receivables	1,036,998	120,237
Less: loss allowance	(594,798)	(30,784)
Net trade receivables	442,200	89,453
Other receivables (1)	1,979,038	984,872
Total net current trade and other receivables	2,421,238	1,074,325

(1)	Other receivables majority consists of R&D income grant receivable.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)